Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 SecurityLoan	Dec. 31, 2012 SecurityLoan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of outstanding principal balances of commercial real estate loans secured by owner-occupied properties	77.00%	81.00%
Concentrations of loans related to a single industry	$ 0	$ 0
Concentrations of loans related to a single industry, percentage	7.00%
Troubled debt restructurings, loans	8,600,000	8,700,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	583,000	718,000
Loans classified as troubled debt restructurings	7,800,000
Loans payable in nonaccrual of interest status	719,000
Loans restructured, subsequently defaulted		54,000
Number of loans restructured, subsequently defaulted	0	1
Outstanding balance of commercial loans classified under credit risk, minimum amount	275,000
Loans listed as not rated under risk category, maximum amount	275,000
Loans serviced for others	70,200,000	60,200,000
Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights	225,000	214,000
Valuation allowance	0	0
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Mortgage servicing rights	$ 56,900,000	$ 52,700,000